Statutory Financial Data and Dividend Restrictions	12 Months Ended
Dec. 31, 2013
Notes
Statutory Financial Data and Dividend Restrictions

Note 8:  Statutory Financial Data and Dividend Restrictions

The Company is a life and health insurer and is domiciled in Iowa.  The Company files statutory-basis financial statements with insurance regulatory authorities.  The Company did not use any permitted practices in 2013, 2012 or 2011.  Certain statutory basis financial information for MLIC is presented in the table below as of and for the years ended December 31.

	Statutory Basis		Statutory Basis
	Capital and Surplus		Net Income (Loss)
	2013	2012	2013	2012	2011

MLIC	$ 17,829	$ 16,995	$ (1,562)	$ 3,259	$ (95)

The Company is subject to statutory regulations as to maintenance of equity and the payment of dividends.  Generally, ordinary dividends from an insurance subsidiary to its parent company must meet notice requirements promulgated by the regulator of the subsidiary’s state of domicile (“Insurance Department”).  Extraordinary dividends, as defined by state statutes, must be approved by the Insurance Department.  The Company is subject to statutory dividend restrictions in Iowa and based on statutory regulations, could pay dividends up to $1,783 during 2014, without prior approval of the Insurance Department.

Risk-based capital (“RBC”) requirements promulgated by the National Association of Insurance Commissioners require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk.  The adequacy of the Company’s actual capital is evaluated by a comparison to the RBC results, as determined by the formula.  At December 31, 2013 and 2012, the Company’s adjusted equity exceeded the minimum requirements.